AB Corporate Income Shares

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 96.7%
Industrial – 64.0%
Basic – 2.7%
Anglo American Capital PLC 3.875%, 03/16/2029(a)	$	221	$201,852
5.625%, 04/01/2030(a)		435	433,019
Celanese US Holdings LLC 6.05%, 03/15/2025		165	164,850
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)		246	225,240
EIDP, Inc. 1.70%, 07/15/2025		433	403,426
Freeport Indonesia PT 4.763%, 04/14/2027(a)		240	232,171
5.315%, 04/14/2032(a)		240	226,537
Georgia-Pacific LLC 3.60%, 03/01/2025(a)		386	373,760
Glencore Funding LLC 4.875%, 03/12/2029(a)		562	549,990
5.70%, 05/08/2033(a)		633	628,468
International Paper Co. 7.30%, 11/15/2039		240	273,005
Inversiones CMPC SA 3.85%, 01/13/2030(a)		210	187,946
LYB International Finance III LLC 5.625%, 05/15/2033		361	360,870
Sealed Air Corp. 1.573%, 10/15/2026(a)		545	482,990
Westlake Corp. 3.375%, 08/15/2061		710	431,673
5.00%, 08/15/2046		315	271,987
WRKCo, Inc. 3.00%, 06/15/2033		572	464,824
4.90%, 03/15/2029		235	227,962

			6,140,570

Capital Goods – 4.4%
Boeing Co. (The) 2.196%, 02/04/2026		1,520	1,402,745
4.875%, 05/01/2025		1,417	1,399,840
6.875%, 03/15/2039		245	271,984
Caterpillar Financial Services Corp. 1.45%, 05/15/2025		484	453,329
4.90%, 01/17/2025		595	593,840
5.40%, 03/10/2025		297	298,770
CNH Industrial Capital LLC 3.95%, 05/23/2025		177	171,924
5.45%, 10/14/2025		303	302,497
Eaton Corp. 4.35%, 05/18/2028		212	207,741
John Deere Capital Corp. 4.70%, 06/10/2030		363	361,047
4.75%, 01/20/2028		736	734,160
4.95%, 07/14/2028		359	361,348

	Principal Amount (000)		U.S. $ Value

Johnson Controls International PLC 4.50%, 02/15/2047	$	440	$383,257
Regal Rexnord Corp. 6.05%, 04/15/2028(a)		1,412	1,402,576
6.30%, 02/15/2030(a)		82	81,668
6.40%, 04/15/2033(a)		765	762,055
Trane Technologies Financing Ltd. 5.25%, 03/03/2033		125	125,905
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024(b)		602	594,956

			9,909,642

Communications - Media – 5.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		299	234,078
5.25%, 04/01/2053		118	95,407
5.375%, 05/01/2047		519	422,710
6.384%, 10/23/2035		765	751,427
6.484%, 10/23/2045		839	783,970
Cox Communications, Inc. 5.70%, 06/15/2033(a)		254	255,181
Discovery Communications LLC 4.125%, 05/15/2029		602	553,178
4.65%, 05/15/2050		59	44,704
5.20%, 09/20/2047		468	384,696
5.30%, 05/15/2049		82	67,784
FactSet Research Systems, Inc. 2.90%, 03/01/2027		515	475,809
Fox Corp. 5.476%, 01/25/2039		1,523	1,410,633
5.576%, 01/25/2049		346	316,950
Interpublic Group of Cos., Inc. (The) 5.375%, 06/15/2033		430	419,663
Meta Platforms, Inc. 3.85%, 08/15/2032		488	453,440
4.65%, 08/15/2062		515	454,245
4.95%, 05/15/2033		641	645,186
Netflix, Inc. 4.875%, 04/15/2028		705	696,850
Paramount Global 3.70%, 06/01/2028		498	446,059
4.20%, 05/19/2032		663	551,271
5.85%, 09/01/2043		585	489,768
5.90%, 10/15/2040		310	266,085
6.875%, 04/30/2036		397	385,400
Prosus NV 3.257%, 01/19/2027(a)		237	213,840
3.68%, 01/21/2030(a)		210	178,038
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)		397	330,046

	Principal Amount (000)		U.S. $ Value

Thomson Reuters Corp. 5.65%, 11/23/2043	$	220	$206,054
Time Warner Cable LLC 6.55%, 05/01/2037		360	346,050
Warnermedia Holdings, Inc. 5.05%, 03/15/2042		305	254,111

			12,132,633

Communications - Telecommunications – 0.6%
AT&T, Inc. 6.55%, 01/15/2028		100	103,465
Corning, Inc. 5.45%, 11/15/2079		195	179,143
Rogers Communications, Inc. 4.50%, 03/15/2043		4	3,270
T-Mobile USA, Inc. 3.50%, 04/15/2025		476	460,349
3.875%, 04/15/2030		305	280,301
5.05%, 07/15/2033		427	417,619

			1,444,147

Consumer Cyclical - Automotive – 4.3%
Aptiv PLC 5.40%, 03/15/2049		310	278,529
General Motors Co. 5.95%, 04/01/2049		115	107,701
6.75%, 04/01/2046		977	995,446
General Motors Financial Co., Inc. 2.70%, 06/10/2031		572	459,482
3.10%, 01/12/2032		643	525,132
3.60%, 06/21/2030		753	658,231
5.80%, 06/23/2028		54	54,222
5.85%, 04/06/2030		489	488,501
6.05%, 10/10/2025		303	305,257
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		831	757,398
6.50%, 03/10/2028(a)		313	316,280
Hyundai Capital America 5.65%, 06/26/2026(a)		1,125	1,121,996
5.80%, 06/26/2025(a)		912	912,438
5.875%, 04/07/2025(a)		160	160,181
Lear Corp. 4.25%, 05/15/2029		482	455,321
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(a)		237	235,061
5.199%, 08/03/2026(a)		678	677,220
Toyota Motor Corp. 5.275%, 07/13/2026		722	728,375
Toyota Motor Credit Corp. 5.45%, 11/10/2027		440	450,072

			9,686,843

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 1.2%
Hasbro, Inc. 3.55%, 11/19/2026	$	486	$456,349
3.90%, 11/19/2029		1,540	1,402,047
5.10%, 05/15/2044		355	314,118
Mattel, Inc. 3.375%, 04/01/2026(a)		588	546,764

			2,719,278

Consumer Cyclical - Other – 2.9%
Las Vegas Sands Corp. 2.90%, 06/25/2025		685	646,332
3.90%, 08/08/2029		390	349,666
Lennar Corp. 4.75%, 11/29/2027		1,436	1,399,522
Marriott International, Inc. Series GG 3.50%, 10/15/2032		1,627	1,406,212
Marriott International, Inc./MD 4.90%, 04/15/2029		300	294,135
Series R 3.125%, 06/15/2026		482	454,049
MDC Holdings, Inc. 2.50%, 01/15/2031		490	383,974
6.00%, 01/15/2043		450	402,709
PulteGroup, Inc. 7.875%, 06/15/2032		390	445,310
Toll Brothers Finance Corp. 4.35%, 02/15/2028		751	711,738

			6,493,647

Consumer Cyclical - Restaurants – 1.4%
McDonald’s Corp. 3.625%, 09/01/2049		215	166,973
3.70%, 01/30/2026		1,450	1,402,962
4.45%, 09/01/2048		185	165,679
4.60%, 05/26/2045		280	253,901
4.70%, 12/09/2035		670	647,474
Starbucks Corp. 4.30%, 06/15/2045		310	266,991
4.75%, 02/15/2026		238	236,291

			3,140,271

Consumer Cyclical - Retailers – 1.0%
AutoNation, Inc. 3.85%, 03/01/2032		515	435,788
Ross Stores, Inc. 4.70%, 04/15/2027		160	155,857
4.80%, 04/15/2030		115	108,726
5.45%, 04/15/2050		175	164,271
VF Corp. 2.40%, 04/23/2025		1,490	1,404,116

			2,268,758

Consumer Non-Cyclical – 15.8%
AbbVie, Inc. 3.20%, 05/14/2026		474	451,651
Altria Group, Inc. 2.35%, 05/06/2025		1,480	1,398,067

	Principal Amount (000)		U.S. $ Value

2.45%, 02/04/2032	$	938	$737,249
3.40%, 05/06/2030		180	159,106
5.80%, 02/14/2039		184	181,049
5.95%, 02/14/2049		180	170,741
Amgen, Inc. 6.40%, 02/01/2039		250	268,512
Archer-Daniels-Midland Co. 2.50%, 08/11/2026		480	451,445
4.50%, 08/15/2033		522	511,497
BAT Capital Corp. 2.259%, 03/25/2028		307	265,414
4.39%, 08/15/2037		323	255,590
6.421%, 08/02/2033		395	395,000
BAT International Finance PLC 4.448%, 03/16/2028		395	377,430
Baxalta, Inc. 4.00%, 06/23/2025		765	743,672
Baxter International, Inc. 0.868%, 12/01/2023		545	535,839
Bristol-Myers Squibb Co. 3.90%, 03/15/2062		485	381,375
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025		493	456,326
2.75%, 05/14/2031		1,660	1,402,792
Cardinal Health, Inc. 4.50%, 11/15/2044		305	243,805
4.90%, 09/15/2045		305	262,681
Cargill, Inc. 3.625%, 04/22/2027(a)		560	536,558
4.375%, 04/22/2052(a)		350	310,621
4.50%, 06/24/2026(a)		75	73,993
4.875%, 10/10/2025(a)		453	450,386
5.125%, 10/11/2032(a)		166	167,569
Cigna Group (The) 7.875%, 05/15/2027		53	58,124
CommonSpirit Health 4.35%, 11/01/2042		44	37,775
Conagra Brands, Inc. 4.60%, 11/01/2025		1,432	1,403,417
Gilead Sciences, Inc. 3.65%, 03/01/2026		781	752,907
HCA, Inc. 5.25%, 06/15/2026		571	565,958
5.375%, 02/01/2025		675	671,051
5.50%, 06/01/2033		716	712,656
5.50%, 06/15/2047		1,257	1,172,316
Hershey Co. (The) 0.90%, 06/01/2025		898	832,994
3.125%, 11/15/2049		245	178,335
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.75%, 04/01/2033(a)		1,423	1,365,198
Johnson & Johnson 5.85%, 07/15/2038		240	266,362
Kenvue, Inc. 5.20%, 03/22/2063(a)		223	224,590

	Principal Amount (000)		U.S. $ Value

Kraft Heinz Foods Co. 7.125%, 08/01/2039(a)	$	240	$266,460
McKesson Corp. 1.30%, 08/15/2026		926	829,085
4.90%, 07/15/2028		278	278,170
Mondelez International Holdings Netherlands BV 0.75%, 09/24/2024(a)		483	456,000
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		264	194,682
Pfizer Investment Enterprises Pte Ltd. 5.11%, 05/19/2043		362	358,905
Philip Morris International, Inc. 4.875%, 02/13/2026		1,392	1,382,618
5.00%, 11/17/2025		375	374,216
5.375%, 02/15/2033		1,068	1,064,679
5.625%, 11/17/2029		69	70,508
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		1,426	1,152,037
6.25%, 07/01/2033		1,104	1,096,460
Reynolds American, Inc. 5.70%, 08/15/2035		1,482	1,395,875
Royalty Pharma PLC 1.20%, 09/02/2025		1,293	1,175,195
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		1,246	1,170,193
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		738	543,530
3.00%, 10/15/2030(a)		471	373,894
Sutter Health 5.164%, 08/15/2033		158	157,306
Sysco Corp. 2.45%, 12/14/2031		425	346,014
Tyson Foods, Inc. 4.00%, 03/01/2026		1,448	1,402,764
Wyeth LLC 5.95%, 04/01/2037		240	260,405
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024		803	760,786
3.55%, 04/01/2025		1,179	1,141,178

			35,681,011

Energy – 6.6%
Apache Corp. 5.10%, 09/01/2040		1,660	1,409,390
BP Capital Markets America, Inc. 2.939%, 06/04/2051		485	328,801
3.00%, 02/24/2050		660	456,951
3.379%, 02/08/2061		380	267,843
4.893%, 09/11/2033		543	536,538
Cheniere Energy Partners LP 5.95%, 06/30/2033(a)		363	367,302
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		304	236,108

	Principal Amount (000)		U.S. $ Value

4.375%, 01/15/2028	$	484	$458,300
4.90%, 06/01/2044		840	664,868
5.75%, 01/15/2031(a)		221	213,791
Devon Energy Corp. 5.60%, 07/15/2041		285	272,058
Ecopetrol SA 5.875%, 05/28/2045		25	17,875
Energy Transfer LP 3.90%, 07/15/2026		440	421,124
5.00%, 05/15/2044(b)		41	34,362
5.35%, 05/15/2045		135	117,694
EQT Corp. 3.125%, 05/15/2026(a)		492	455,922
6.125%, 02/01/2025(b)		251	251,136
Exxon Mobil Corp. 4.114%, 03/01/2046		168	146,867
4.327%, 03/19/2050		220	196,933
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)		215	171,551
4.317%, 12/30/2039(a)		215	154,942
Marathon Oil Corp. 4.40%, 07/15/2027		1,112	1,064,907
6.60%, 10/01/2037		1,167	1,202,103
Marathon Petroleum Corp. 6.50%, 03/01/2041		260	269,672
MPLX LP 5.20%, 12/01/2047		144	126,769
ONEOK, Inc. 6.10%, 11/15/2032		127	129,738
Ovintiv, Inc. 5.65%, 05/15/2028		170	168,992
6.25%, 07/15/2033		245	247,305
Pioneer Natural Resources Co. 2.15%, 01/15/2031		560	458,522
5.10%, 03/29/2026		269	268,206
Suncor Energy, Inc. 6.50%, 06/15/2038		305	317,920
6.85%, 06/01/2039		181	193,368
Var Energi ASA 7.50%, 01/15/2028(a)		717	745,730
8.00%, 11/15/2032(a)		1,300	1,402,570
Western Midstream Operating LP 3.10%, 02/01/2025(b)		394	376,928
3.95%, 06/01/2025		473	456,852
4.65%, 07/01/2026		81	78,674
5.45%, 04/01/2044		149	130,308

			14,818,920

Other Industrial – 0.3%
LKQ Corp. 5.75%, 06/15/2028(a)		387	384,725
6.25%, 06/15/2033(a)		342	344,240

			728,965

	Principal Amount (000)		U.S. $ Value

Services – 2.4%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	$	400	$324,952
2.70%, 02/09/2041		300	199,680
Amazon.com, Inc. 4.55%, 12/01/2027		531	530,634
Block Financial LLC 2.50%, 07/15/2028		430	366,717
Booking Holdings, Inc. 3.60%, 06/01/2026		469	452,613
4.625%, 04/13/2030		1,164	1,140,988
Global Payments, Inc. 2.90%, 11/15/2031		545	448,241
5.30%, 08/15/2029		460	451,757
Mastercard, Inc. 4.875%, 03/09/2028		595	601,473
PayPal Holdings, Inc. 2.85%, 10/01/2029		504	449,104
S&P Global, Inc. 2.90%, 03/01/2032		226	195,318
4.25%, 05/01/2029		90	87,592
4.75%, 08/01/2028		20	19,929
Verisk Analytics, Inc. 5.75%, 04/01/2033		204	210,932

			5,479,930

Technology – 11.5%
Analog Devices, Inc. 2.95%, 04/01/2025		36	34,725
Apple, Inc. 2.45%, 08/04/2026		782	733,008
2.65%, 05/11/2050		170	116,668
3.25%, 02/23/2026		840	809,516
4.10%, 08/08/2062		345	300,381
4.15%, 05/10/2030		397	391,633
4.45%, 05/06/2044		871	843,720
Broadcom, Inc. 3.137%, 11/15/2035(a)		466	357,646
3.187%, 11/15/2036(a)		573	432,581
4.926%, 05/15/2037(a)		1,542	1,402,341
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026		1,280	1,159,053
Cisco Systems, Inc. 5.90%, 02/15/2039		370	407,300
Dell International LLC/EMC Corp. 5.75%, 02/01/2033		454	460,442
8.35%, 07/15/2046		42	52,522
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		395	368,713
Fidelity National Information Services, Inc. 2.25%, 03/01/2031		571	465,862
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045(b)		260	272,043
HP, Inc. 4.20%, 04/15/2032		390	351,409
5.50%, 01/15/2033		695	685,451

	Principal Amount (000)		U.S. $ Value

Infor, Inc. 1.75%, 07/15/2025(a)	$	95	$87,142
International Business Machines Corp. 4.25%, 05/15/2049		570	485,264
4.70%, 02/19/2046		300	271,089
4.90%, 07/27/2052		660	616,308
Jabil, Inc. 3.00%, 01/15/2031		540	458,071
3.95%, 01/12/2028		584	548,195
5.45%, 02/01/2029		87	86,556
KLA Corp. 4.95%, 07/15/2052		500	484,915
5.00%, 03/15/2049		280	269,875
5.25%, 07/15/2062		380	379,194
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		1,080	941,004
Lam Research Corp. 3.75%, 03/15/2026		142	137,969
Micron Technology, Inc. 5.375%, 04/15/2028		305	302,307
5.875%, 02/09/2033		310	310,211
6.75%, 11/01/2029		775	814,339
Microsoft Corp. 2.40%, 08/08/2026		864	809,387
3.95%, 08/08/2056		225	198,538
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		1,124	1,137,038
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025		24	22,851
Oracle Corp. 2.50%, 04/01/2025		619	590,359
3.60%, 04/01/2040		436	335,467
3.65%, 03/25/2041		233	179,657
3.85%, 07/15/2036		1,684	1,411,933
3.85%, 04/01/2060		94	65,466
4.00%, 11/15/2047		537	411,927
4.125%, 05/15/2045		350	275,604
5.375%, 07/15/2040		143	136,187
6.125%, 07/08/2039		254	261,320
SK Hynix, Inc. 2.375%, 01/19/2031(a)		390	302,706
Skyworks Solutions, Inc. 3.00%, 06/01/2031		259	214,967
Take-Two Interactive Software, Inc. 3.30%, 03/28/2024		263	258,453
Texas Instruments, Inc. 4.60%, 02/15/2028		450	450,364
TSMC Arizona Corp. 4.50%, 04/22/2052		345	322,865
Tyco Electronics Group SA 4.50%, 02/13/2026		456	449,146
VMware, Inc. 1.40%, 08/15/2026		1,584	1,403,275
2.20%, 08/15/2031		1,215	951,741

			26,026,704

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 1.6%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	$	1,412	$1,384,504
4.75%, 10/20/2028(a)		857	829,850
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		1,404	1,405,003

			3,619,357

Transportation - Railroads – 0.3%
Norfolk Southern Corp. 5.05%, 08/01/2030		791	789,386

Transportation - Services – 1.6%
Ashtead Capital, Inc. 5.95%, 10/15/2033(a)		364	363,392
ENA Master Trust 4.00%, 05/19/2048(a)		370	273,208
ERAC USA Finance LLC 3.85%, 11/15/2024(a)		711	695,287
4.60%, 05/01/2028(a)		212	207,018
4.90%, 05/01/2033(a)		330	324,835
5.40%, 05/01/2053(a)		367	367,382
7.00%, 10/15/2037(a)		514	588,510
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.90%, 02/01/2024(a)		300	296,511
4.20%, 04/01/2027(a)		117	110,101
United Parcel Service, Inc. 4.875%, 03/03/2033		298	300,911

			3,527,155

			144,607,217

Financial Institutions – 28.7%
Banking – 19.6%
AIB Group PLC 4.263%, 04/10/2025(a)		209	205,376
7.583%, 10/14/2026(a)		249	255,272
Ally Financial, Inc. 5.80%, 05/01/2025		1,102	1,086,506
6.992%, 06/13/2029		430	433,109
8.00%, 11/01/2031		835	884,566
American Express Co. 4.99%, 05/01/2026		1,419	1,403,476
5.389%, 07/28/2027		727	726,724
Banco Bilbao Vizcaya Argentaria SA 5.862%, 09/14/2026		1,400	1,387,148
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)		274	253,631
Banco Santander SA 6.921%, 08/08/2033		400	400,000
Banco Santander SA 1.722%, 09/14/2027		600	526,194
2.749%, 12/03/2030		600	470,268

	Principal Amount (000)		U.S. $ Value

Bank of America Corp. 3.384%, 04/02/2026	$	390	$375,371
3.846%, 03/08/2037		510	439,691
Series U 8.631% (LIBOR 3 Month + 3.14%), 08/31/2023(c) (d)		297	296,905
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		320	318,973
Barclays PLC 5.088%, 06/20/2030		490	453,270
7.119%, 06/27/2034		1,275	1,290,045
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)		330	293,779
BNP Paribas SA 1.904%, 09/30/2028(a)		531	455,194
2.591%, 01/20/2028(a)		450	404,784
BPCE SA 5.029%, 01/15/2025(a)		488	480,226
Capital One Financial Corp. 5.468%, 02/01/2029		146	142,597
6.312%, 06/08/2029		315	316,254
Citigroup, Inc. 2.014%, 01/25/2026		1,463	1,381,280
3.875%, 02/18/2026(d)		344	299,115
Series W 4.00%, 12/10/2025(d)		368	330,254
Series Y 4.15%, 11/15/2026(d)		569	478,483
Credit Suisse Group AG 6.373%, 07/15/2026(a)		738	739,166
Danske Bank A/S 4.298%, 04/01/2028(a)		250	235,735
6.466%, 01/09/2026(a)		350	351,194
Deutsche Bank AG/New York NY 2.311%, 11/16/2027		910	799,308
6.119%, 07/14/2026		173	172,170
6.72%, 01/18/2029		684	696,914
7.079%, 02/10/2034		1,098	1,053,893
Discover Bank 4.682%, 08/09/2028		385	350,188
Discover Financial Services 6.70%, 11/29/2032		175	179,279
Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027		881	777,888
1.948%, 10/21/2027		340	303,236
Series P 8.211% (SOFR + 3.14%), 08/31/2023(c) (d)		369	366,941
HSBC Holdings PLC 2.206%, 08/17/2029		335	282,000
3.973%, 05/22/2030		837	756,422
4.583%, 06/19/2029		970	916,233
4.60%, 12/17/2030(d)		267	213,728
4.755%, 06/09/2028		420	404,737
4.762%, 03/29/2033		242	219,511
8.113%, 11/03/2033		259	286,817

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 6.625%, 06/20/2033(a)	$	368	$369,086
7.00%, 11/21/2025(a)		224	227,387
Series XR 4.00%, 09/23/2029(a)		519	453,409
JPMorgan Chase & Co. 2.947%, 02/24/2028		405	372,916
Series Q 8.884% (SOFR + 3.51%), 11/01/2023(c) (d)		172	173,013
Lloyds Banking Group PLC 5.871%, 03/06/2029		389	388,070
5.985%, 08/07/2027		448	448,000
7.50%, 06/27/2024(d)		287	279,429
7.953%, 11/15/2033		516	563,100
M&T Bank Corp. 3.50%, 09/01/2026(d)		264	196,115
Mitsubishi UFJ Financial Group, Inc. 1.64%, 10/13/2027		828	731,836
Mizuho Financial Group, Inc. 5.414%, 09/13/2028		1,010	1,004,081
5.667%, 05/27/2029		375	375,300
5.739%, 05/27/2031		375	375,052
Morgan Stanley 2.484%, 09/16/2036		500	381,285
National Australia Bank Ltd. 3.347%, 01/12/2037(a)		665	524,505
Nationwide Building Society 2.972%, 02/16/2028(a)		404	365,277
PNC Financial Services Group, Inc. (The) 4.626%, 06/06/2033		245	224,758
5.068%, 01/24/2034		149	143,840
Series O 9.312% (SOFR + 3.94%), 11/01/2023(c) (d)		358	358,967
Santander Holdings USA, Inc. 2.49%, 01/06/2028		662	576,006
4.40%, 07/13/2027		320	304,675
6.499%, 03/09/2029		325	326,365
6.565%, 06/12/2029		428	427,123
Santander UK Group Holdings PLC 6.534%, 01/10/2029		970	980,476
Societe Generale SA 2.226%, 01/21/2026(a)		1,113	1,041,968
2.797%, 01/19/2028(a)		795	708,528
6.446%, 01/10/2029(a)		451	457,422
Standard Chartered PLC 1.456%, 01/14/2027(a)		345	308,958
3.971%, 03/30/2026(a)		245	235,898
4.305%, 05/21/2030(a)		495	454,499
6.187%, 07/06/2027(a)		369	372,343
Sumitomo Mitsui Financial Group, Inc. 5.88%, 07/13/2026		722	729,400
Svenska Handelsbanken AB 4.375%, 03/01/2027(a) (d)		400	344,240

	Principal Amount (000)		U.S. $ Value

Synchrony Bank 5.625%, 08/23/2027	$	250	$237,190
Toronto-Dominion Bank (The) 3.625%, 09/15/2031		485	451,491
UBS Group AG 4.55%, 04/17/2026		790	765,818
4.703%, 08/05/2027(a)		335	325,091
Wells Fargo & Co. 5.574%, 07/25/2029		363	364,739
7.625%, 09/15/2028(d)		191	196,411
Series BB 3.90%, 03/15/2026(d)		647	580,398
Western Union Co. (The) 2.75%, 03/15/2031		490	386,953
Westpac Banking Corp. 3.02%, 11/18/2036		630	483,273
4.11%, 07/24/2034		475	416,076

			44,324,618

Brokerage – 0.5%
Charles Schwab Corp. (The)
Series G 5.375%, 06/01/2025(d)		477	466,625
Series I 4.00%, 06/01/2026(d)		595	532,222

			998,847

Finance – 2.6%
Air Lease Corp. 1.875%, 08/15/2026		513	459,668
2.30%, 02/01/2025		783	740,820
3.375%, 07/01/2025		1,447	1,380,747
Aircastle Ltd. 2.85%, 01/26/2028(a)		664	575,555
4.25%, 06/15/2026		21	19,938
5.25%, 08/11/2025(a)		210	204,303
6.50%, 07/18/2028(a)		324	324,424
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		274	245,962
1.95%, 09/20/2026(a)		391	343,114
3.50%, 11/01/2027(a)		116	104,571
4.375%, 01/30/2024(a)		220	216,927
6.375%, 07/15/2030(a)		197	196,811
Synchrony Financial 2.875%, 10/28/2031		368	273,770
3.95%, 12/01/2027		558	498,060
4.875%, 06/13/2025		267	258,098
5.15%, 03/19/2029		57	53,199

			5,895,967

	Principal Amount (000)		U.S. $ Value

Insurance – 2.3%
ACE Capital Trust II 9.70%, 04/01/2030	$	345	$412,082
Allstate Corp. (The) Series B 5.75%, 08/15/2053		712	706,204
Hartford Financial Services Group, Inc. (The) Series ICON 7.446% (LIBOR 3 Month + 2.12%), 02/12/2047(a) (c)		535	457,527
Humana, Inc. 5.75%, 03/01/2028		264	270,172
Massachusetts Mutual Life Insurance Co. 5.077%, 02/15/2069(a)		170	152,092
MassMutual Global Funding II 0.60%, 04/12/2024(a)		420	404,720
Met Tower Global Funding 0.70%, 04/05/2024(a)		705	680,360
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		150	157,485
MetLife, Inc. Series D 5.875%, 03/15/2028(d)		170	167,287
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		120	153,437
Peachtree Corners Funding Trust 3.976%, 02/15/2025(a)		110	106,155
Prudential Financial, Inc. 5.20%, 03/15/2044		547	540,420
5.375%, 05/15/2045		260	257,049
Reinsurance Group of America, Inc. 3.15%, 06/15/2030		383	328,955
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		400	383,896

			5,177,841

REITs – 3.7%
American Homes 4 Rent LP 4.25%, 02/15/2028		5	4,749
American Tower Corp. 2.10%, 06/15/2030		139	112,255
5.25%, 07/15/2028		231	228,762
5.55%, 07/15/2033		309	308,994
Boston Properties LP 2.90%, 03/15/2030		570	466,283
3.40%, 06/21/2029		1,548	1,331,588
6.50%, 01/15/2034		367	371,514
6.75%, 12/01/2027		288	294,748
Essential Properties LP 2.95%, 07/15/2031		454	347,056
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		139	113,666
4.00%, 01/15/2030		435	379,585
5.25%, 06/01/2025		313	308,540
5.30%, 01/15/2029		96	91,631
5.375%, 04/15/2026		1,414	1,389,877

	Principal Amount (000)		U.S. $ Value

Kilroy Realty LP 3.45%, 12/15/2024	$	40	$38,428
Public Storage 5.786% (SOFR + 0.47%), 04/23/2024(c)		335	335,040
Regency Centers LP 3.75%, 06/15/2024		33	32,274
Simon Property Group LP 5.85%, 03/08/2053		297	299,420
SITE Centers Corp. 4.25%, 02/01/2026		178	167,400
4.70%, 06/01/2027		295	276,725
Spirit Realty LP 3.20%, 02/15/2031		385	315,296
4.00%, 07/15/2029		132	118,129
Vornado Realty LP 2.15%, 06/01/2026		425	362,113
3.40%, 06/01/2031		358	265,375
Weyerhaeuser Co. 7.375%, 03/15/2032		395	446,326

			8,405,774

			64,803,047

Utility – 4.0%
Electric – 3.9%
AEP Texas, Inc. 4.70%, 05/15/2032		404	387,921
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		198	171,451
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		219	166,076
American Electric Power Co., Inc. 5.699%, 08/15/2025		220	219,844
Berkshire Hathaway Energy Co. 4.50%, 02/01/2045		300	258,063
CenterPoint Energy, Inc. 5.776% (SOFR + 0.65%), 05/13/2024(c)		310	309,699
Commonwealth Edison Co. 5.30%, 02/01/2053		294	297,334
Series 133 3.85%, 03/15/2052		185	147,499
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		290	242,968
Series A 4.125%, 05/15/2049		280	227,298
Electricite de France SA 9.125%, 03/15/2033(a) (d)		361	380,747
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		200	162,074
Enel Chile SA 4.875%, 06/12/2028		62	59,489
Enel Finance International NV 7.75%, 10/14/2052(a)		495	583,917
Fells Point Funding Trust 3.046%, 01/31/2027(a)		261	240,650

	Principal Amount (000)		U.S. $ Value

Florida Power & Light Co. 3.95%, 03/01/2048	$	632	$528,162
4.95%, 06/01/2035		455	452,643
5.30%, 04/01/2053		183	188,049
5.69%, 03/01/2040		255	266,228
Georgia Power Co. 4.30%, 03/15/2042		340	293,621
4.70%, 05/15/2032		165	159,408
Massachusetts Electric Co. 4.004%, 08/15/2046(a)		355	265,433
National Rural Utilities Cooperative Finance Corp. 3.45%, 06/15/2025		365	352,276
NextEra Energy Capital Holdings, Inc. 5.65%, 05/01/2079		404	375,296
Niagara Mohawk Power Corp. 2.759%, 01/10/2032(a)		556	451,639
NRG Energy, Inc. 7.00%, 03/15/2033(a)		284	284,196
Palomino Funding Trust I 7.233%, 05/17/2028(a)		374	377,845
Public Service Electric and Gas Co. 3.80%, 03/01/2046		385	311,249
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031		248	284,897
San Diego Gas & Electric Co. Series WWW 2.95%, 08/15/2051		215	145,426
Southern Power Co. Series F 4.95%, 12/15/2046		77	67,363
Virginia Electric & Power Co. 8.875%, 11/15/2038		233	307,362

			8,966,123

Natural Gas – 0.1%
GNL Quintero SA 4.634%, 07/31/2029(a)		141	136,365

			9,102,488

Total Corporates - Investment Grade (cost $228,626,262)			218,512,752

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Chile – 0.2%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		350	322,056
4.70%, 05/07/2050(a)		295	253,880

			575,936

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		321	255,063
Petroleos Mexicanos 6.50%, 01/23/2029		135	112,151

	Principal Amount (000)		U.S. $ Value

6.75%, 09/21/2047	$	112	$71,792
6.95%, 01/28/2060		169	106,893
7.69%, 01/23/2050		80	55,132

			601,031

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)		250	219,500

Qatar – 0.1%
QatarEnergy 3.125%, 07/12/2041(a)		277	210,232

Total Quasi-Sovereigns (cost $2,008,668)			1,606,699

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031		562	438,641
5.20%, 05/15/2049		200	145,154

			583,795

Mexico – 0.1%
Mexico Government International Bond 4.60%, 01/23/2046		200	165,388
4.75%, 03/08/2044		120	103,045

			268,433

Qatar – 0.1%
Qatar Government International Bond 4.817%, 03/14/2049(a)		228	219,140

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		54	52,683

Total Governments - Sovereign Bonds (cost $1,350,833)			1,124,051

CORPORATES - NON-INVESTMENT GRADE – 0.4%
Industrial – 0.4%
Consumer Cyclical - Automotive – 0.2%
Ford Motor Credit Co. LLC 3.81%, 01/09/2024		395	390,066

Consumer Non-Cyclical – 0.2%
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026		420	399,735

Total Corporates - Non-Investment Grade (cost $798,144)			789,801

Total Investments – 98.3% (cost $232,783,907)(e)			222,033,303
Other assets less liabilities – 1.7%			3,824,866

Net Assets – 100.0%			$225,858,169

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	2	September 2023	$233,969	$(3,003)
U.S. T-Note 5 Yr (CBT) Futures	96	September 2023	10,254,750	(146,985)
U.S. Ultra Bond (CBT) Futures	185	September 2023	24,460,469	(309,381)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	49	September 2023	9,948,531	157,046
U.S. T-Note 10 Yr (CBT) Futures	9	September 2023	1,002,656	25,089

				$(277,234)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAIG Series 40, 5 Year Index, 06/20/2028*	1.00%	Quarterly	0.63%	USD	3,280	$56,606	$16,065	$40,541

*	Termination date
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $50,124,669 or 22.2% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $803,189 and gross unrealized depreciation of investments was $(11,790,486), resulting in net unrealized depreciation of $(10,987,297).

Glossary:

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Corporate Income Shares

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$2,709,606	$215,803,146	$—	$218,512,752
Quasi-Sovereigns	—	1,606,699	—	1,606,699
Governments - Sovereign Bonds	—	1,124,051	—	1,124,051
Corporates - Non-Investment Grade	—	789,801	—	789,801

Total Investments in Securities	2,709,606	219,323,697	—	222,033,303
Other Financial Instruments(a):
Assets:
Futures	182,135	—	—	182,135
Centrally Cleared Credit Default Swaps	—	56,606	—	56,606
Liabilities:
Futures	(459,369)	—	—	(459,369)

Total	$2,432,372	$219,380,303	$—	$221,812,675

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.